FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	$ 1,096	$ (55,396)	$ (53,022)
Gains (losses) on cash flow hedges	22,212	84,045	11,859
Recycle of cash flow hedges to profit or loss	16,965	10,198	16,122
Income tax	(5,917)	(20,055)	(1,738)
Recycle of income tax	4,326	2,700	3,627
Reserve of cash flow hedges	$ 4,752	$ 1,096	$ (55,396)